UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-06223

Name of Fund:    Legg Mason Tax-Free Income Fund

Fund Address:     100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Gregory Merz, Vice President

Legg Mason Tax-Free Income Fund

100 Light Street, 32nd Floor

Baltimore, MD 21202

Registrant’s telephone number, including area code:

1-800-368-2558

Date of fiscal year end:

March 31

Date of reporting period:

07/01/2007 – 06/30/2008

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Legg Mason Maryland Tax-Free Income Trust held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By:	/s/ Mark R. Fetting

Mark R. Fetting,
President of Legg Mason Tax-Free Income Fund

Date:	August 22, 2008